07.31 Fidelity Advisor Focus Funds I Combo PRO-01 | Fidelity Advisor® Communications Equipment Fund
Fund Summary Fund/Class: Fidelity Advisor® Communications Equipment Fund/I
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity Advisor® Communications Equipment Fund}	07.31 Fidelity Advisor Focus Funds I Combo PRO-01 Fidelity Advisor® Communications Equipment Fund Fidelity Advisor Communications Equipment Fund-Institutional Class Advisor
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Advisor® Communications Equipment Fund}	07.31 Fidelity Advisor Focus Funds I Combo PRO-01 Fidelity Advisor® Communications Equipment Fund Fidelity Advisor Communications Equipment Fund-Institutional Class Advisor
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	1.02%
Total annual operating expenses	1.57%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity Advisor® Communications Equipment Fund}	07.31 Fidelity Advisor Focus Funds I Combo PRO-01 Fidelity Advisor® Communications Equipment Fund Fidelity Advisor Communications Equipment Fund-Institutional Class Advisor USD ($)
1 year	$ 160
3 years	496
5 years	855
10 years	$ 1,867

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, manufacture, or sale of communications equipment.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Communications Equipment Industry Concentration. The communications equipment industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Prior to October 1, 2006, the fund was named Fidelity Advisor® Developing Communications Fund, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	38.59%	June 30, 2009
Lowest Quarter Return	-30.54%	December 31, 2008
Year-to-Date Return	-3.95%	June 30, 2015

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2014

Average Annual Total Returns{- Fidelity Advisor® Communications Equipment Fund} - 07.31 Fidelity Advisor Focus Funds I Combo PRO-01 - Fidelity Advisor® Communications Equipment Fund	Past 1 year	Past 5 years	Past 10 years
Fidelity Advisor Communications Equipment Fund-Institutional Class Advisor | Return Before Taxes	13.94%	10.12%	5.53%
Fidelity Advisor Communications Equipment Fund-Institutional Class Advisor | After Taxes on Distributions	13.82%	10.02%	5.46%
Fidelity Advisor Communications Equipment Fund-Institutional Class Advisor | After Taxes on Distributions and Sales	7.99%	8.04%	4.44%
S&P 500	13.69%	15.45%	7.67%
S&P® Custom Communications Equipment Index(reflects no deduction for fees, expenses, or taxes)	9.40%	7.62%	4.07%